UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	01/31

Date of reporting period:	10/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus New Jersey Municipal Money Market Fund, Inc.
Statement of Investments
10/31/2004 (Unaudited)

Tax Exempt Investments--99.9%	Principal
	Amount ($)		Value ($)

Atlantic Highlands, GO Notes, BAN
2%, 12/9/2004	1,050,000		1,050,861
Bayshore Regional Sewer Authority
Sewer Revenue, Refunding
5%, 5/1/2005 (Insured; MBIA)	1,100,000		1,119,368
Bergen County Improvement Authority, MFHR
VRDN (Kentshire Apartments Project)
1.78% (Insured; FNMA and Liquidity Facility; FNMA)	9,000,000	a	9,000,000
Brick Township, GO Notes, BAN
2%, 2/11/2005	4,000,000		4,004,746
Camden County Improvement Authority, Revenue
VRDN (Cooper Health System Project)
1.86% (LOC; Commerce Bank N.A.)	7,000,000	a	7,000,000
East Brunswick Township, GO Notes, BAN
1.75%, 3/18/2005	3,600,000		3,606,652
Essex County Improvement Authority
Private Schools Revenue, VRDN
(The Children's Institute Project)
1.85% (LOC; Wachovia Bank)	1,580,000	a	1,580,000
Hopatcong Borough, GO Notes, BAN
3%, 9/23/2005	1,822,000		1,842,797
Hudson County, GO Notes, BAN
3%, 9/21/2005	3,850,000		3,891,929
Mahwah Township, GO Notes, BAN
2.375%, 1/14/2005	3,250,000		3,256,637
Marlboro Township Municipal Utilities Authority, GO Notes
2%, 12/10/2004	2,200,000		2,201,876
Monmouth County Improvement Authority
Revenue:
Correctional Facilities
Refunding 4.375%, 8/1/2005	710,000		723,770
Governmental Loan Program:
2.50%, 12/1/2004 (Insured; AMBAC)	560,000		560,609
Refunding 3.50%, 4/15/2005 (Insured; AMBAC)	1,020,000		1,030,741
Montclair Township, GO Notes
1.75%, 3/18/2005	8,000,000		8,014,782
Morristown, GO Notes, TAN
1.80%, 2/18/2005	1,000,000		1,000,426
Township of Mount Laurel, GO Notes, BAN
3%, 6/24/2005	1,300,000		1,310,278
State of New Jersey, GO Notes:
2%, 4/1/2005	1,505,000		1,508,574
Refunding 5.625%, 2/15/2005	5,515,000		5,576,323
New Jersey Building Authority, Building Revenue
VRDN, Putters Program
1.77% (Insured; MBIA and Liquidity Facility;
JPMorgan Chase Bank)	5,580,000	a	5,580,000
New Jersey Economic Development Authority:
Industrial Revenue, CP (Keystone Logan)
1.83%, 1/19/2005 (LOC; Banque Paribas)	5,000,000		5,000,000
VRDN:
EDR:
(A. F. L. Quality Inc. Project)
1.80% (LOC; Bank of America)	1,400,000	a	1,400,000
(The Center School Project)
1.77% (LOC; Bank of America)	1,200,000	a	1,200,000
(Institute of Electrical Engineers)
1.80% (LOC; Wachovia Bank)	2,925,000	a	2,925,000
(Kenwood USA Corp. Project)
1.77% (LOC; The Bank of New York)	6,000,000	a	6,000,000

(Meridian Assisted Living Shrewsbury)
1.80% (Insured; FNMA and Liquidity Facility;
FNMA)	4,000,000	a	4,000,000
(Office Center Associates Project)
1.77% (LOC; Bank of America)	2,050,000	a	2,050,000
Refunding:
(Airis Newark LLC Project)
1.75% (Insured; AMBAC and Liquidity
Facility; KBC Bank)	4,800,000	a	4,800,000
(Jewish Community Metropolitan West)
1.80% (LOC; Wachovia Bank)	1,000,000	a	1,000,000
(R. Realty Co. Project)
1.80% (LOC; Wachovia Bank)	1,575,000	a	1,575,000
(Republic Services Inc. Project)
1.80% (LOC; Bank of America)	2,000,000	a	2,000,000
(Stamato Realty LLC Project)
1.81% (LOC; Valley National Bank)	4,130,000	a	4,130,000
(Superior Bakers Inc.)
1.79% (LOC; PNC Bank N.A.)	2,135,000	a	2,135,000
Industrial Revenue:
(Buchanan and Zweigle Project)
1.92% (LOC; Wachovia Bank)	2,555,000	a	2,555,000
(Falcon Safety Products Project)
1.79% (LOC; PNC Bank N.A.)	2,835,000	a	2,835,000
(RFC Container Co. Inc.)
1.79% (LOC; PNC Bank N.A.)	1,445,000	a	1,445,000
Manufacturing Facilities Revenue
(Rennoc Corp./Santa's Best Project)
1.90% (LOC; ABN-AMRO)	1,305,000	a	1,305,000
PCR, Refunding
(Hoffman La Roche Inc.)
1.75% (LOC; Wachovia Bank)	12,365,000	a	12,365,000
Revenues:
(CPC Behavioral Health Care)
1.85% (LOC; Wachovia Bank)	3,595,000	a	3,595,000
(Developmental Disabilities)
1.85% (LOC; Wachovia Bank)	2,605,000	a	2,605,000
(Four Woodbury Mews Project)
1.86% (LOC; Bank of America)	6,600,000	a	6,600,000
(Presbyterian Homes)
1.76% (LOC; Commerce Bank N.A.)	5,000,000	a	5,000,000
(School Facilities Construction)
1.79% (Insured; AMBAC and Liquidity Facility;
The Bank of New York)	2,000,000	a	2,000,000
(Three Woodbury Mews Project)
1.86% (LOC; Bank of America)	9,525,000	a	9,525,000
(Young Men's Christian Association)
1.85% (LOC; Wachovia Bank)	1,530,000	a	1,530,000
School Revenue:
Refunding (Blair Academy)
1.80% (LOC; Wachovia Bank)	5,240,000	a	5,240,000
(Stuart Country Day School)
1.78% (LOC; Allied Irish Bank PLC)	2,600,000	a	2,600,000
Special Facilities Revenue
(Port Newark Container LLC)
1.79% (LOC; Citibank N.A.)	20,700,000	a	20,700,000
Thermal Energy Facilities Revenue
(Thermal Energy Limited)
1.77% (LOC; Bank One)	1,800,000	a	1,800,000
Water Facilities Revenue
Refunding (United Water New Jersey Project)
1.81% (Insured; AMBAC and Liquidity Facility;
The Bank of New York)	200,000	a	200,000
New Jersey Educational Facilities Authority
College and University Revenue, VRDN
(Caldwell College)
1.80% (LOC; Allied Irish Bank)	5,935,000	a	5,935,000
New Jersey Environmental Infrastructure Trust, Revenue
VRDN, Municipal Securities Trust Receipts
1.80% (Liquidity Facility; JPMorgan Chase Bank)	500,000	a	500,000
New Jersey Health Care Facilities Financing Authority
Revenue, VRDN (RWJ Health Care Corp.)
1.78% (LOC: Commerce Bank N.A. and The Bank
of New York)	24,680,000	a	24,680,000
New Jersey Housing and Mortgage Finance Agency, Revenue:
SFHR:
1%, 4/1/2005	9,355,000		9,331,936
1.05%, 4/1/2005	9,000,000		8,975,947
VRDN:
Revenue, Merlots Program
1.85% (Insured; MBIA and Liquidity Facility;
Wachovia Bank)	1,580,000	a	1,580,000
SFHR 1.80%	8,720,000	a	8,720,000

New Jersey Transit Corporation, Revenue, GAN
5.50%, 2/1/2005 (Insured; AMBAC)	9,500,000		9,594,413
New Jersey Transportation Trust Fund Authority
Revenue, VRDN, Merlots Program 1.80% (Insured; FSA
and Liquidity Facility; Wachovia Bank)	4,055,000	a	4,055,000
New Jersey Turnpike Authority
Turnpike Revenue, VRDN
Merlots Program 1.80% (Insured; MBIA
and Liquidity Facility; Wachovia Bank)	11,680,000	a	11,680,000
Newark Housing Authority, MFHR, VRDN
1.90% (Liquidity Facility; Merrill Lynch)	4,630,000	a	4,630,000
North Plainfield, GO Notes, BAN
3%, 6/29/2005	2,600,000		2,621,000
County of Passaic, GO Notes
3%, 3/15/2005 (Insured; MBIA)	1,025,000		1,032,275
Paterson, GO Notes, BAN
2.75%, 6/24/2005	10,000,000		10,053,696
Port Authority of New York and New Jersey:
Transportation Revenue, CP:
1.20%, 12/8/2004 (Liquidity Facility: Bank of
Nova Scotia, JPMorgan Chase Bank and Lloyds Bank)	10,000,000		10,000,000
1.48%, 12/15/2004 (Liquidity Facility: Bank of
Nova Scotia, JPMorgan Chase Bank and Lloyds Bank)	2,325,000		2,325,000
Revenue:
(131st Street Series) 2%, 12/15/2004	6,015,000		6,019,229
VRDN, Putters Program 1.81% (Insured; MBIA and
Liquidity Facility; JPMorgan Chase Bank)	3,000,000	a	3,000,000
Special Obligation Revenue, Versatile Structure
Obligation, VRDN:
1.74% (Liquidity Facility; Bank of Nova Scotia)	19,300,000	a	19,300,000
1.74% (Liquidity Facility; Landesbank Hessen-
Thueringen Girozentrale)	16,000,000	a	16,000,000
Merlots Program 1.85% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	1,605,000	a	1,605,000
Putters Program 1.81% (Insured; MBIA and
Liquidity Facility; JPMorgan Chase Bank)	3,000,000	a	3,000,000
Rahway Redevelopment Agency, Revenue
(Public Library Project) 1.95%, 10/29/2005	2,500,000		2,500,000
Rahway Valley Sewerage Authority, Revenue
(Sewer Project) 2%, 1/14/2005	3,500,000		3,505,590
Red Bank Regional High School District, GO Notes
3%, 9/30/2005	1,500,000		1,516,124
Saddle Brook Township, GO Notes, BAN
2%, 2/4/2005	11,902,854		11,928,017
Union County Improvement Authority:
LR, Refunding, Capital Equipment and Facilities Program
2.25%, 4/1/2005	1,410,000		1,413,278
Revenue, VRDN (Cedar Glen Housing Corp. Project)
1.80% (Insured; FNMA and Liquidity Facility; FNMA)	11,410,000	a	11,410,000
Township of Verona, GO Notes, BAN
2%, 1/14/2005	2,000,000		2,003,545

Total Investments (cost $382,867,016)		99.9%	382,890,419

Cash and Receivables (Net)		0.1%		551,299

Net Assets		100.0%	383,441,718

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation	LR			Lease Revenue
BAN	Bond Anticipation Notes	MBIA			Municipal Bond Investors Assurance
CP	Commercial Paper				Insurance Corporation
EDR	Economic Development Revenue	MFHR			Multi- Family Housing Revenue
FNMA	Federal National Mortgage Association	PCR			Pollution Control Revenue
FSA	Financial Security Assurance	SFHR			Single Family Housing Revenue
GAN	Grant Anticipation Notes	TAN			Tax Anticipation Notes
GO	General Obligation	VRDN			Variable Rate Demand Notes
LOC	Letter of Credit

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or		Standard & Poor's	Value (%)

F1, F1+		VMIG1, MIG1, P1			SP1+, SP1, A1+, A1	72.3
AAA, AA, A b		Aaa, Aa, A b			AAA, AA, A b	12.5
Not Rated c		Not Rated c			Not Rated c	15.2

						100.0

Notes to Statement of Investments:

a Securities payable on demand. Variable interest rate-subject to periodic change.
b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	December 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	December 15, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	December 15, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)